Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information about consolidated structured entities [abstract]
Summary of Effect on Financial Statements on Adoption of IFRS No.17
The effects of applying the changes in accounting policies on the comprehensive income statement for the year ended December 31, 2023 are as follows:
2.1.3.1 The consolidated statement of comprehensive income for the year ended December 31, 2023

(In millions of Korean won)	Before the effects of change in accounting policy		After the effects of change in accounting policy		Net increase (decrease)
Net Interest income	￦	12,141,717	￦	12,180,860	￦	39,143
Insurance finance interest income		23,954		20,899		(3,055)
Insurance finance interest expense		(1,576,656)		(1,534,458)		42,198
Net insurance income		1,422,952		1,446,852		23,900
Insurance income		10,978,808		11,005,471		26,663
Insurance income		10,295,693		10,322,356		26,663
Insurance expense		(9,555,856)		(9,558,619)		(2,763)
Insurance service expense		(8,718,748)		(8,720,568)		(1,820)
Reinsurance expense		(837,108)		(838,051)		(943)
Other insurance finance expenses		(459,135)		(572,476)		(113,341)
Net operating income		6,435,319		6,385,021		(50,298)
Net non-operating expenses		(264,870)		(264,870)		-
Profit before income tax expense		6,170,449		6,120,151		(50,298)
Income tax expense		(1,607,018)		(1,593,817)		13,201
Profit for the period		4,563,431		4,526,334		(37,097)
Other comprehensive income (loss), net of tax		1,066,624		1,171,144		104,520
Net Financial Income (Expense) of Insurance Contract Assets (Liabilities)		(2,222,024)		(2,117,504)		104,520
Total comprehensive income	￦	5,630,055	￦	5,697,478	￦	67,423